Operating Segments (Details) - Schedule of Reporting Operating Segment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reporting Operating Segment [Line Items]
Segment assets	$ 72,516	$ 82,405
Segment liabilities	63,053	64,721
Brokerage Segment [Member]
Schedule of Reporting Operating Segment [Line Items]
Segment assets	5,652	2,351
Segment liabilities	1,280	1,077
Digital Assets Segment [Member]
Schedule of Reporting Operating Segment [Line Items]
Segment assets	66,864	80,054
Segment liabilities	$ 61,773	$ 63,644